Transactions with Parties in Interest	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Transactions with Parties in Interest

6. Transactions with Parties in Interest

The Plan invests in the common stock of the Plan’s sponsor, PACCAR Inc, which is purchased by the Trustee on the open market at fair value. The Plan made purchases totaling $229,346,719 and sales totaling $300,580,581 of PACCAR Inc common stock during 2025. The Plan received dividends on PACCAR Inc common stock totaling $55,145,704 in 2025. Dividends and other receivables were $17,031,156 and $38,400,064 at December 31, 2025 and 2024, respectively.

As of December 31, 2025 and 2024, the Plan held investments issued by affiliates of the Trustee totaling $1,174,555,893 and $1,039,543,187, respectively.